Right-of-use asset and lease liability: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use asset and lease liability:
Balance at the beginning	$ 853
Depreciation	305	$ 193
Balance at the end	1,306	853
Cost
Right-of-use asset and lease liability:
Balance at the beginning	1,347	802
Additions to right of use assets	758	545
Balance at the end	2,105	1,347
Provision
Right-of-use asset and lease liability:
Balance at the beginning	(494)	(301)
Depreciation	(305)	(193)
Balance at the end	$ (799)	$ (494)